EQUITY - Earnings per Common Share (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [line items]
Net income (loss) attributable to equity holders of the parent	$ 14,956	$ (733)	$ (2,454)
Weighted average common shares outstanding (in millions) for the purposes of basic earnings per share (in shares)	1,105	1,140	1,013
Incremental shares from assumed conversion of restricted share units and performance share units (in millions) (in shares)	3	0	0
Weighted average common shares outstanding (in millions) for the purposes of diluted earnings per share (in shares)	1,108	1,140	1,013
Share Unit Awards
Earnings per share [line items]
Potential common shares excluded from computation of earnings per share (in shares)	0	9	7
Employee Stock Option
Earnings per share [line items]
Potential common shares excluded from computation of earnings per share (in shares)			1